Consolidated Statement Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Earnings [Abstract]
Revenues, Net of Royalties	$ 5,858	$ 5,160	$ 8,467
Expenses
Production and mineral taxes	134	105	198
Transportation and processing	1,476	1,231	1,193
Operating	859	794	866
Purchased product	441	349	635
Depreciation, depletion and amortization	1,565	1,956	2,282
Impairments	21	4,695	2,249
Accretion of asset retirement obligation	53	53	50
Administrative	439	392	350
Interest	563	522	468
Foreign exchange (gain) loss, net	325	(107)	133
Other	(6)	1	21
Total Expenses	5,870	9,991	8,445
Net Earnings (Loss) Before Income Tax	(12)	(4,831)	22
Income tax expense (recovery)	(248)	(2,037)	17
Net Earnings (Loss)	$ 236	$ (2,794)	$ 5
Net Earnings (Loss) per Common Share
Basic	$ 0.32	$ (3.79)	$ 0.01
Diluted	$ 0.32	$ (3.79)	$ 0.01